Short-Term Loans (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Short-Term Loans [Abstract]
Schedule of Short-Term Loan from Third Parties	As of September 30, 2024 and June 30, 2024, the outstanding short-term loan from third parties consists of the following:
	September 30, 2024	June 30, 2024
		(Audited)
Lender A(1)	$—	$261,208
Lender B(2)	—	30,000
Total short-term loan	$—	$291,208

(1)      On December 30, 2020, the Company entered into a loan agreement with a third-party lender. The agreement allows the Company to draw up to $600,000 and is non-interest bearing. The Company’s imputed interest is immaterial. During the three months ended September 30, 2024, the Company made a full repayment to the third party with a total amount of $261,208.

(2)      On November 11, 2019, the Company entered into a loan agreement for an amount of $50,000 with a third-party lender. This loan is non-interest bearing. The Company’s imputed interest is immaterial. This loan had an original due date in February 2020 and automatically converted into a due on demand term thereafter. During the three months ended September 30, 2024, the Company made a full repayment to the third party with a total amount of $30,000.

As of June 30, 2024 and 2023, the outstanding short-term loan from third parties consists of the following:
	June 30, 2024	June 30, 2023
Lender A(1)	$261,208	$261,208
Lender B(2)	30,000	30,000
Total short-term loan	$291,208	$291,208

(1)      On December 30, 2020, the Company entered into a loan agreement with a third-party lender. The agreement allows the Company to draw up to $600,000 and is non-interest bearing. The Company’s imputed interest is immaterial. During the years ended June 30, 2024 and 2023, the Company neither drew money from the lender, nor made any repayment.

(2)      On November 11, 2019, the Company entered into a loan agreement for an amount of $50,000 with a third-party lender. This loan is non-interest bearing. The Company’s imputed interest is immaterial. This loan had an original due date in February 2020 and automatically converted into a due on demand term thereafter. During the years ended June 30, 2024 and 2023, the Company neither drew money from the lender, nor made any repayment.